United States
           Securities and Exchange commission
           Washington, D.C.  20549

           Form 13F

           Form 13F Cover Page

           Report for the Quarter Ended March 31, 1999

           Institutional Investment Manager Filing this Report:

           Companion Capital Management, Inc.
           1201 Main Street, Suite 1910
           Columbia, SC  29201

           13F File Number:  28-4518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:          John D. Leaphart
Title:         Vice President
Phone:         803-254-9500
       John D. Leaphart, Columbia, SC, May 11, 1999

Report Type (Check Only One)
[X]         13f Holdings Report
[ }         13f Notice
[ ]         13f Combination Report

List of other Managers Reporting for this Manager:
     NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    88

Form 13F Information Table Value Total:    $142,978

List of other Included Managers:

    None

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      361     9700 SH
     SOLE                     2300
AMR Corp.                      COM              001765106      260     4440 SH
     SOLE                     1500
AT&T                           COM              001957109     3833    48030 SH
     SOLE                    30500
Abbott Laboratories            COM              002824100     2924    62470 SH
     SOLE                    39120
Allstate                       COM              020002101     1039    28035 SH
     SOLE                    24200
American Freightways           COM              02629V108      161    12475 SH
     SOLE                    10600
American Power Conversion Corp COM              029066107     1874    69415 SH
     SOLE                    35775
Amgen                          COM              031162100      846    11300 SH
     SOLE                     1550
Anheuser Busch                 COM              035229103     4643    60990 SH
     SOLE                    41545
Anixter International          COM              035290105      116     9700 SH
     SOLE                     6400
Archer Daniels Midland         COM              039483102      308    21000 SH
     SOLE                    21000
Arvin Industries               COM              043339100     1152    34210 SH
     SOLE                     9025
Atlantic Richfield             COM              048825103     3211    43911 SH
     SOLE                    29880
BB&T Corporation               COM              054937107      692    18576 SH
     SOLE                     3000
Bank One Corp.                 COM              06423A103      432     7846 SH
     SOLE                     4270
BankAmerica Corp.              COM              06605F102     3560    50414 SH
     SOLE                    31939
Bell Atlantic Corp.            COM              077853109     2996    57960 SH
     SOLE                    34503
Bell South                     COM              079860102     1003    25039 SH
     SOLE                    20000
Beverly Enterprises Del        COM              087851309      509    99295 SH
     SOLE                    65475
Bowater, Inc.                  COM              102183100      883    22285 SH
     SOLE                    19225
Bristol Myers Squibb           COM              110122108     4017    62640 SH
     SOLE                    43730
CBRL Group                     COM              12489V106      310    17210 SH
     SOLE                     9525
Caterpillar Inc Del            COM              149123101      526    11450 SH
     SOLE                    11200
Chevron Corp.                  COM              166751107      739     8332 SH
     SOLE                     8000
Cinergy                        COM              172474108      329    11965 SH
     SOLE                     7750
Cisco Systems                  COM              17275R102     2408    21975 SH
     SOLE                    21460
Conagra Inc.                   COM              205887102     2104    82120 SH
     SOLE                    62750
Continental Airlines           COM              210795308      684    18000 SH
     SOLE                    13550
Crescent Real Estate           COM              225756105      221    10300 SH
     SOLE                     9025
Daimler Chrysler               COM              D1668R123      535     6235 SH
     SOLE                     6235
Dayton Hudson                  COM              239753106     3739    56120 SH
     SOLE                    49275
Delta Air Lines                COM              247361108      695    10000 SH
     SOLE                    10000
Disney Walt                    COM              254687106     3482   111857 SH
     SOLE                    80183
Dow Chemical Co.               COM              260543103     2158    23160 SH
     SOLE                    17250
Duke Power Co.                 COM              264399106      541     9870 SH
     SOLE                     4875
Electronic Arts                COM              285512109     1273    26805 SH
     SOLE                    21750
Enron Corp.                    COM              293561106      675    10500 SH
     SOLE                    10500
Equitable Cos Inc              COM              29444G107      969    13845 SH
     SOLE                     2475
FDX Corp.                      COM              31304N107     1986    21360 SH
     SOLE                    14475
Federated Department Store     COM              31410H101     1603    39960 SH
     SOLE                    24500
First Union Corp.              COM              337358105     2036    38101 SH
     SOLE                    17805
Fleet Financial Group          COM              338915101     3046    80970 SH
     SOLE                    51300
Ford Motor Co.                 COM              345370100      971    17125 SH
     SOLE                    17075
Gap Inc.                       COM              364760108     3610    53638 SH
     SOLE                    41900
General Elec Co.               COM              369604103     3829    34615 SH
     SOLE                    22865
General Motors                 COM              370442105     1087    12500 SH
     SOLE                    10050
Global Marine New              COM              379352404      236    20100 SH
     SOLE                    20000
Guidant Corp                   COM              401698105      878    14520 SH
     SOLE                     4700
Hewlett Packard Co.            COM              428236103     4535    66870 SH
     SOLE                    46875
Ingersoll-Rand                 COM              456866102      447     9000 SH
     SOLE                     9000
Intel Corp.                    COM              458140100     1646    13845 SH
     SOLE                     3365
International Paper            COM              460146103      506    12000 SH
     SOLE                    12000
Intimate Brands Inc            COM              461156101     2744    57025 SH
     SOLE                    22050
Intl. Bus. Mach.               COM              459200101     2919    16470 SH
     SOLE                    16070
Johnson & Johnson              COM              478160104     2255    24120 SH
     SOLE                    20275
Keane Inc.                     COM              486665102      715    33550 SH
     SOLE                     5700
Liz Claiborne                  COM              539320101      351    10750 SH
     SOLE                    10500
Lowe's Companies Inc.          COM              548661107     4783    79060 SH
     SOLE                    61425
MCI Worldcom Inc.              COM              55268B106     6063    68455 SH
     SOLE                    47125
Masco Corp.                    COM              574599106     2351    83225 SH
     SOLE                    53990
May Department Stores Co.      COM              577778103      469    12000 SH
     SOLE                    12000
Medtronic Inc.                 COM              585055106      619     8612 SH
     SOLE                     4950
Merck & Co.                    COM              589331107     2478    30925 SH
     SOLE                    25910
Mobil Corp.                    COM              607059102     1071    12170 SH
     SOLE                     9300
New York Times Co              COM              650111107      333    11700 SH
     SOLE                     7150
Norfolk Southern               COM              655844108      265    10050 SH
     SOLE
Occidental Pete                COM              674599105     1070    59425 SH
     SOLE                    29450
Oracle Systems Corp            COM              68389X105     1665    63141 SH
     SOLE                    22862
PNC Bank Corp                  COM              693475105      556    10000 SH
     SOLE                    10000
Phillips Petroleum Co.         COM              718507106      951    20125 SH
     SOLE                    20000
Procter & Gamble               COM              742718109     1245    12710 SH
     SOLE                    12670
Quaker Oats                    COM              747402105     3106    49890 SH
     SOLE                    32275
Qualcomm Inc.                  COM              747525103     1531    12310 SH
     SOLE                     2650
Royal Dutch Pete Co.           COM              780257804     1818    34970 SH
     SOLE                    24090
Sara Lee Corp.                 COM              803111103     2148    86780 SH
     SOLE                    66220
Schering Plough                COM              806605101     4251    76950 SH
     SOLE                    54900
Southern Company               COM              842587107      629    27000 SH
     SOLE                    27000
Symbol Technologies Inc        COM              871508107      770    17112 SH
     SOLE                    10832
TJX Cos. Inc. New              COM              872540109     1587    46680 SH
     SOLE                    15575
U.S. Bancorp                   COM              902973106      920    27000 SH
     SOLE                    27000
USX - Marathon Oil Group       COM              902905827      550    20000 SH
     SOLE                    20000
Unilever NV                    COM              904784501     2680    40340 SH
     SOLE                    28625
Waste Management Inc.          COM              94106L109     2400    54090 SH
     SOLE                    33175
Weingarten Realty Investors SB COM              948741103     1635    41250 SH
     SOLE                    18450
Wellpoint Health               COM              94973H108      758    10000 SH
     SOLE                    10000
Westamerica Bancorp            COM              957090103      223     7065 SH
     SOLE                     3285
Whirlpool                      COM              963320106      435     8000 SH
     SOLE                     8000
Williams Cos Inc.              COM              969457100     2004    50735 SH
     SOLE                    40250